REVENUE	12 Months Ended
Dec. 31, 2022
REVENUE
REVENUE

NOTE 17 - REVENUE

The analysis of revenue for the years ended 31 December 2022, 2021 and 2020 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2022	2021	2020

Sales of goods	12,584,303	12,192,784	12,626,610
Marketplace revenues(*)	1,702,271	1,208,854	1,428,141
Delivery service revenues	1,487,089	1,485,113	1,058,058
Other (**)	295,731	159,487	59,025

Revenues	16,069,394	15,046,238	15,171,834
(*)	Marketplace revenues mainly consists of marketplace commission, transaction fees and other contractual charges to the merchants.
(**)	Other revenue mainly includes advertising revenues, fulfilment revenues, subscription services revenue and other commissions.

The Group derives revenue from the sales of goods, marketplace revenues and other revenues at a point in time. Delivery service revenues are recognized over time. All contracts are for periods of the expected original duration of one year or less.

The Group’s revenues are generated in Turkey and the Board of Directors evaluates the operational results as a whole as one cash generating unit, therefore no disaggregated geographical information is presented.